Fair Value of Financial Assets and Liabilities - Total and Changes in Unrealized Gains or Losses Included in Profit or Loss for Level 3 Financial Assets and Liabilities (Detail) - At fair value [member] - Level 3 [member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	¥ 10,319	¥ 4,986
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	8,954	730
Net interest income [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	2,357	1,273
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	2,113	762
Net trading income (loss) [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	9,889	7,064
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	8,059	7,970
Net income (loss) from financial assets at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	(1,927)	(1,353)
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	¥ (1,218)	(1,622)
Net investment income [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss		4,399
Impairment charges on financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss		(6,397)
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held		¥ (6,380)